Equity-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 17,863	$ 23,816	$ 21,920
Restricted Stock, Weighted Average Price Per Share at Grant
Unrecognized compensation expense, stock options	10,400
Equity-based compensation	8,469	11,573	15,609
Affiliated Entity [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	2	10	10
Noncontrolling Interests in Consolidated Entities
Restricted Stock, Weighted Average Price Per Share at Grant
Equity-based compensation	39	61	0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	7,535	5,884	$ 3,856
Options granted fair value	$ 8,500	$ 7,800
Vesting period	3 years
Expiration period	10 years
Weighted average assumptions used:
Weighted-average grant date fair value (in dollars per share)	$ 25.29	$ 22.91
Expected volatility	34.90%	50.00%
Expected term	6 years 6 months	6 years 6 months
Risk-free interest rate	2.00%	1.50%
Expected dividend yield	0.00%	0.00%
Options
Outstanding, beginning balance (in shares)	639,000	300,000	300,000
Granted (in shares)	334,000	340,000	0
Exercised (in shares)	0	0	0
Forfeited, canceled or expired (in shares)	(1,000)	(1,000)	0
Outstanding, ending balance (in shares)	972,000	639,000	300,000	300,000
Options, Weighted Average Exercise Price
Outstanding, beginning balance (in shares)	$ 64.53	$ 85.97	$ 85.97
Granted (in dollars per share)	57.61	45.59	0.00
Exercised (in dollars per share)	0.00	0.00	0.00
Forfeited, canceled or expired (in dollars per share)	50.15	45.59	0.00
Outstanding, ending balance (in shares)	$ 62.17	$ 64.53	$ 85.97	$ 85.97
Options, Additional Disclosures
Exercisable at end of period (in shares)	300,000
Exercisable at end of period (in dollars per share)	$ 85.97
Outstanding, Weighted Average Contractual Term	7 years 8 months 1 day	7 years 256 days	6 years 11 months 12 days	7 years 11 months 12 days
Granted, Weighted Average Remaining Contractual Term	10 years	10 years	0 years
Exercised, Weighted Average Remaining Contractual Term	0 years	0 years	0 years
Forfeited, canceled, or expired, Weighted Average Remaining Contractual Term	9 years 2 months 19 days	9 years 4 months 17 days	0 years
Exercisable, Weighted Average Contractual Term	4 years 11 months 12 days
Outstanding, begging balance, Aggregate Intrinsic Value of In-the Money Options	$ 0	$ 0	$ 2,409
Granted, Aggregate Intrinsic Value of In-the Money Options	11,837	0	0
Exercised, Aggregate Intrinsic Value of In-the Money Options	0	0	0
Forfeited, canceled, or expired, Aggregate Intrinsic Value of In-the Money Options	(80)	0	0
Outstanding, ending balance, Aggregate Intrinsic Value of In-the Money Options	29,974	0	0	$ 2,409
Exercisable at end of period, Aggregate Intrinsic Value of In-the Money Options	$ 2,109
Restricted Stock, Weighted Average Price Per Share at Grant
Period for recognition	1 year 3 months 17 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 8,469	$ 11,573	$ 15,609
Restricted Stock [Member]
Restricted Shares
Outstanding at beginning of year (in shares)	1,000	3,000	5,000
Restricted shares granted (in shares)	5,000	5,000	3,000
Restricted shares vested (in shares)	(6,000)	(7,000)	(5,000)
Restricted shares forfeited (in shares)	0	0	0
Outstanding at end of year (in shares)	0	1,000	3,000	5,000
Restricted Stock, Weighted Average Price Per Share at Grant
Outstanding at beginning of year (in dollars per share)	$ 56.20	$ 56.20	$ 56.20
Restricted shares granted (in dollars per share)	52.89	45.09	93.92
Restricted shares vested (in dollars per share)	53.64	47.48	75.42
Restricted shares forfeited (in dollars per share)	0.00	0.00	0.00
Outstanding at end of year (in dollars per share)	$ 0.00	$ 56.20	$ 56.20	$ 56.20
Restricted stock fair value	$ 2,900
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized to grant (in shares)	1,082,261
Shares available for future issuance (in shares)	93,539
Automatic yearly increase of authorized shares	15.00%
2014 Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance (in shares)					491,571
Pre-Spin Equity Grants [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 684	$ 5,439	$ 11,503
REIT Equity Based Compensation [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	9,394	12,243	6,311
Director Equity Grants [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 250	$ 250	$ 250